RELATED PARTIES - Summary of Remuneration of Directors and Members of the Executive Committee (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salary / Fees	€ 2,911	€ 2,915	€ 2,675
Retirement benefits	46	47	26
Share based payments	825	692	757
Executive officers / VP and Qualified Person
Disclosure of transactions between related parties [line items]
Salary / Fees	1,148	1,242	1,077
Retirement benefits	22	22	16
Share based payments	522	448	334
Executive Committee
Disclosure of transactions between related parties [line items]
Salary / Fees	1,457	1,374	1,277
Retirement benefits	24	25	10
Share based payments	302	201	299
Board of Directors
Disclosure of transactions between related parties [line items]
Salary / Fees	306	300	321
Retirement benefits	0	0	0
Share based payments	€ 1	€ 43	€ 125